Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total note payable	$ 460,000	$ 564,142	$ 21,940
Less current portion		(4,537)	(4,098)
Less debt discount for detachable warrant	(94,840)	(131,849)
Long-term portion of notes payable	365,160	427,756	17,842
Notes Payable [Member]
Total note payable		16,642	21,940
Notes Payable 1 [Member]
Total note payable	$ 460,000	$ 547,500